Document And Entity Information	Dec. 15, 2020
Document Information [Line Items]
Entity, Registrant Name	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.
Document, Type	8-K
Document, Period End Date	Dec. 15, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38341
Entity, Tax Identification Number	52-2126573
Entity, Address, Address Line One	600 Telephone Avenue
Entity, Address, City or Town	Anchorage
Entity, Address, State or Province	AK
Entity, Address, Postal Zip Code	99503-6091
City Area Code	907
Local Phone Number	297 – 3000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	ALSK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001089511